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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2002

Check here if Amendment  [ ]; Amendment Number:
 This Amendment (Check only one.):               [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Woodland Partners LLC
            ---------------------
Address:    60 South Sixth Street, Suite 3750
            ---------------------------------
            Minneapolis, Minnesota 55402
            ----------------------------


Form 13F File Number:  28- 5982
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard W. Jensen
            -----------------
Title:      Managing Partner
            ----------------
Phone:      (612) 359-4180
            --------------

Signature, Place, and Date of Signing:

 /s/ Richard W. Jensen         Minneapolis, Minnesota         August 7, 2002
----------------------        ------------------------       ---------------
[Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0
                                            ------------------------------

Form 13F Information Table Entry Total:      51
                                            ------------------------------

Form 13F Information Table Value Total:     $ 283,237
                                             -----------------------------
                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
ITEM 1                            ITEM 2        ITEM 3        ITEM 4          ITEM 5      -----------------ITEM 6-----------------
                                                              Fair
                                                             Market
                                 TITLE OF                     VALUE                          INVESTMENT DISCRETION
NAME OF ISSUER                    CLASS         CUSIP        (x 1000)         SHARES      (a) SOLE       (b) SHARED     (c) OTHER
Accredo Health                    common      00437V104     $       28            609            609              -             -
Albany International              common      012348108     $    3,535        131,400        131,400              -             -
Alberto Culver                    common      013068200     $    6,817        150,900        150,900              -             -
Allete                            common      018522102     $    8,948        330,200        330,200              -             -
Alliant Techsystems               common      018804104     $    3,153         49,425         49,425              -             -
Apria Healthcare                  common      037933108     $    4,350        194,200        194,200              -             -
Axcelis Technologies              common      054540109     $    5,325        471,300        471,300              -             -
BMC Industries                    common      055607105     $      961      1,001,600      1,001,600              -             -
Bowne & Co. Inc.                  common      103043105     $    4,875        330,800        330,800              -             -
BRUNSWICK CORP                    common      117043109     $    8,534        304,800        304,800              -             -
Ceridian Corp.                    common      156779100     $    6,109        321,900        321,900              -             -
Charming Shoppes                  common      161133103     $    4,542        145,000        145,000              -             -
Church & Dwight, Inc.             common      171340102     $    5,436        629,200        629,200              -             -
Crown Cork & Seal                 common      228255105     $    4,676        682,700        682,700              -             -
Cytec Industries Inc.             common      232820100     $    5,885        187,200        187,200              -             -
Dillards Inc.                     common      254067101     $    4,498        171,100        171,100              -             -
Dollar Thrifty Automotive         common      256743105     $   10,644        411,000        411,000              -             -
GATX Corp.                        common      361448103     $    7,615        253,000        253,000              -             -
Gaylord Entertainment             common      367905106     $    7,497        340,000        340,000              -             -
Graco Inc.                        common      384109104     $    3,950        157,125        157,125              -             -
H.B. Fuller Company               common      359694106     $    8,643        295,100        295,100              -             -
HASBRO INC                        common      418056107     $    4,816        355,200        355,200              -             -
Hollinger Int'l Inc.              common      435569108     $    8,878        739,900        739,900              -             -
Hon Industries                    common      438092108     $    3,731        137,100        137,100              -             -
Hughes Supply Inc.                common      444482103     $    4,314         96,100         96,100              -             -
Insurance Auto Auctions           common      457875102     $    4,980        255,400        255,400              -             -
Intergraph Corp.                  common      458683109     $    3,025        173,500        173,500              -             -
Ivex Packaging                    common      465855104     $    3,347        147,000        147,000              -             -
Key Energy Systems                common      492914106     $    5,345        509,100        509,100              -             -
Mail Well Inc.                    common      560321200     $    1,994        383,600        383,600              -             -
Material Sciences                 common      576674105     $    9,164        653,650        653,650              -             -
MOORE LTD                         common      615785102     $    6,714        584,900        584,900              -             -
National Service Industry         common      637657206     $    2,125        236,200        236,200              -             -
Northwest Airlines                common      667280101     $    3,591        297,800        297,800              -             -
Office Depot                      common      676220106     $    5,792        344,800        344,800              -             -
Pathmark Stores                   common      70322A101     $    5,396        286,900        286,900              -             -
Paxar Corporation                 common      704227107     $    4,527        270,300        270,300              -             -
Pentair                           common      709631105     $    7,553        157,100        157,100              -             -
Phoenix Companies                 common      71902E109     $    5,512        300,400        300,400              -             -
Pittston Brinks Group             common      725701106     $    8,752        364,700        364,700              -             -
Servicemaster Company             common      81760N109     $    7,871        573,700        573,700              -             -
Sports Authority Inc.             common      849176102     $    3,834        337,500        337,500              -             -
TCF Financial                     common      872275102     $    8,160        166,200        166,200              -             -
Tennant Co.                       common      880345103     $    5,967        150,700        150,700              -             -
Texas Industries                  common      882411103     $    4,874        154,800        154,800              -             -
TORO CO.                          common      891092108     $    3,876         68,200         68,200              -             -
Triarc Companies Inc.             common      895927101     $    8,556        310,000        310,000              -             -
United Stationers                 common      913004107     $    4,526        148,900        148,900              -             -
Viad Corp.                        common      92552R109     $    6,736        259,100        259,100              -             -
Wild Oats Markets                 common      96808B107     $    8,349        518,600        518,600              -             -
Wintrust Financial Corp.          common      97650W108     $    4,886        141,350        141,350              -             -

     TOTAL                                                  $  283,237     15,681,259     15,681,259
                                                            ==========    ===========    ===========


ITEM 1                                      ITEM 7        -----------------ITEM 8-------------------


                                                              VOTING AUTHORITY
NAME OF ISSUER                             MANAGERS       (a) SOLE          (b) SHARED    (c) OTHER
Accredo Health                                 -                609               -            -
Albany International                           -            131,400               -            -
Alberto Culver                                 -            150,900               -            -
Allete                                         -            330,200               -            -
Alliant Techsystems                            -             49,425               -            -
Apria Healthcare                               -            194,200               -            -
Axcelis Technologies                           -            471,300               -            -
BMC Industries                                 -          1,001,600               -            -
Bowne & Co. Inc.                               -            330,800               -            -
BRUNSWICK CORP                                 -            304,800               -            -
Ceridian Corp.                                 -            321,900               -            -
Charming Shoppes                               -            145,000               -            -
Church & Dwight, Inc.                          -            629,200               -            -
Crown Cork & Seal                              -            682,700               -            -
Cytec Industries Inc.                          -            187,200               -            -
Dillards Inc.                                  -            171,100               -            -
Dollar Thrifty Automotive                      -            411,000               -            -
GATX Corp.                                     -            253,000               -            -
Gaylord Entertainment                          -            340,000               -            -
Graco Inc.                                     -            157,125               -            -
H.B. Fuller Company                            -            295,100               -            -
HASBRO INC                                     -            355,200               -            -
Hollinger Int'l Inc.                           -            739,900               -            -
Hon Industries                                 -            137,100               -            -
Hughes Supply Inc.                             -             96,100               -            -
Insurance Auto Auctions                        -            255,400               -            -
Intergraph Corp.                               -            173,500               -            -
Ivex Packaging                                 -            147,000               -            -
Key Energy Systems                             -            509,100               -            -
Mail Well Inc.                                 -            383,600               -            -
Material Sciences                              -            653,650               -            -
MOORE LTD                                      -            584,900               -            -
National Service Industry                      -            236,200               -            -
Northwest Airlines                             -            297,800               -            -
Office Depot                                   -            344,800               -            -
Pathmark Stores                                -            286,900               -            -
Paxar Corporation                              -            270,300               -            -
Pentair                                        -            157,100               -            -
Phoenix Companies                              -            300,400               -            -
Pittston Brinks Group                          -            364,700               -            -
Servicemaster Company                          -            573,700               -            -
Sports Authority Inc.                          -            337,500               -            -
TCF Financial                                  -            166,200               -            -
Tennant Co.                                    -            150,700               -            -
Texas Industries                               -            154,800               -            -
TORO CO.                                       -             68,200               -            -
Triarc Companies Inc.                          -            310,000               -            -
United Stationers                              -            148,900               -            -
Viad Corp.                                     -            259,100               -            -
Wild Oats Markets                              -            518,600               -            -
Wintrust Financial Corp.                       -            141,350               -            -

     TOTAL                                               15,681,259
                                                         ==========